Exhibit 99.1

Flagship Credit Auto Trust 2015-3
Automobile Receivables Backed Notes
Sample Automobile Loan Contract Agreed-Upon Procedures

Report To:
FCA Asset Securities LLC
FC Funding LLC
Deutsche Bank Securities Inc.
Wells Fargo Securities, LLC
Goldman Sachs & Co.

12 October 2015

Report of Independent Accountants on Applying Agreed-Upon Procedures
FCA Asset Securities LLC
FC Funding LLC
3 Christy Drive, Suite 201
Chadds Ford, Pennsylvania 19317

Deutsche Bank Securities Inc.
60 Wall Street, 3rd Floor
New York, New York 10005

Wells Fargo Securities, LLC
301 South College Street
Charlotte, North Carolina 28202

Goldman, Sachs & Co.
200 West Street
New York, New York 10282

Re: Flagship Credit Auto Trust 2015-3 Automobile Receivables Backed Notes (the “Notes”) Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist FCA Asset Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Automobile Loan Contracts”) relating to the Flagship Credit Auto Trust 2015-3 securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

A member firm of Ernst & Young Global Limited

For the purpose of the procedures described in this report, FC Funding LLC (the “Sponsor”), on behalf of the Depositor, provided us with:
a.	Electronic data files:
i.
Labeled “FCAT 2015-3 Datatape 09302015.xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information on certain sub-prime automobile loan contracts (the “Preliminary Automobile Loan Contracts”) as of 30 September 2015 (the “Statistical Calculation Date”) and

ii.
Labeled “FCAT 2015-3 Statistical Pool_Ineligible Loan List.xlsx” (the “Ineligible Automobile Loan Contracts Data File,” together with the Preliminary Base Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains a list of contract IDs (each a “Contract ID”) for certain Preliminary Automobile Loan Contracts that are not Statistical Automobile Loan Contracts (as defined in Attachment A),

b.
A schedule (the “Updated Model Year and Make Schedule”) that the Sponsor, on behalf of the Depositor, indicated contains updated model year and make information for three Statistical Automobile Loan Contracts,

c.	Imaged copies of:
i.	The retail installment sale contract, assignment of installment contract and amendment or correction letter, if applicable (collectively, the “Contract”),
ii.	Certain printed screen shots and payment histories from the Sponsor’s (or an affiliate of the Sponsor’s) servicing system (the “System Screen Shots”),
iii.	The certificate of title (the “Title”) and
iv.	The usury adjustment tool screen shot, if applicable (the “Usury Adjustment Tool,” together with the Contract, System Screen Shots and Title, the “Source Documents”),
relating to the Sample Automobile Loan Contracts (as defined in Attachment A),
d.	The list of relevant characteristics (the “Sample Characteristics”) as shown on the Preliminary Base Data File, which are listed on Exhibit 2 to Attachment A and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, Updated Model Year and Make Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Base Data File and Updated Model Year and Make Schedule.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Ineligible Automobile Loan Contracts Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Automobile Loan Contracts, Statistical Automobile Loan Contracts or Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.
Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements of the Automobile Loan Contracts,

ii.	The value of the collateral securing the Automobile Loan Contracts,
iii.	Whether the originator of the Automobile Loan Contracts complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 October 2015

Attachment A
Page 1of 2

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 200 Preliminary Automobile Loan Contracts from the Preliminary Base Data File (the “Preliminary Sample Automobile Loan Contracts”).  The Preliminary Sample Automobile Loan Contracts are listed on Exhibit 1 to Attachment A.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Preliminary Sample Automobile Loan Contracts from the Preliminary Automobile Loan Contracts on the Preliminary Base Data File.

2.
As instructed by the Sponsor, on behalf of the Depositor, we deleted those Preliminary Automobile Loan Contracts from the Preliminary Base Data File with Contract ID’s that were included on the Ineligible Automobile Loan Contracts Data File.  The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Statistical Base Data File” and the Preliminary Automobile Loan Contracts on the Statistical Base Data File are hereinafter referred to as the “Statistical Automobile Loan Contracts.”  The Sponsor, on behalf of the Depositor, indicated that the Statistical Automobile Loan Contracts are expected to be representative of the Automobile Loan Contracts.

3.
For each sub-prime automobile loan contract on the Preliminary Base Data File and Statistical Base Data File, we compared the Contract ID on the Preliminary Base Data File to the corresponding Contract ID on the Statistical Base Data File and noted that:

a.	148 of the Preliminary Automobile Loan Contracts included on the Preliminary Base Data File were removed from the Statistical Base Data File (the “Removed Preliminary Automobile Loan Contracts”) and
b.
Two of the Removed Preliminary Automobile Loan Contracts were Preliminary Sample Automobile Loan Contracts (the “Removed Sample Automobile Loan Contracts”), which are identified on Exhibit 1 to Attachment A.

The 198 Preliminary Sample Automobile Loan Contracts on the Statistical Base Data File are herein referred to as the Sample Automobile Loan Contracts.

4.
As instructed by the Sponsor, on behalf of the Depositor, for each Statistical Automobile Loan Contract on the Updated Model Year and Make Schedule, we updated the Statistical Base Data File with the corresponding model year and make information on the Updated Model Year and Make Schedule.  The Statistical Base Data File, as adjusted, is hereinafter referred to as the “Statistical Data File.”

Attachment A

5.
For each Sample Automobile Loan Contract, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Statistical Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Automobile Loan Contracts

Preliminary Sample Automobile Loan Contract Number	Contract ID	Removed Sample Automobile Loan Contract

1	0707349
2	0749655
3	0757468
4	0816280
5	0833178
6	0837435
7	0844795
8	0846204
9	0850610
10	0870550
11	0871103
12	0876177
13	0881144
14	0883033
15	0883876
16	0884031
17	0884163
18	0885749
19	0886903
20	0887091
21	0887596
22	0887620
23	0888214
24	0890046
25	0891408
26	0892786
27	0893099
28	0893230
29	0900019
30	0901702
31	0902957
32	0906743
33	0910737
34	0911313
35	0912295
36	0912444

Exhibit 1 to Attachment A

Preliminary Sample Automobile Loan Contract Number	Contract ID	Removed Sample Automobile Loan Contract
37	0914325
38	0915488
39	0916049
40	0917096
41	0917195
42	0920561
43	0922872
44	0923417
45	0923706
46	0924647
47	0925990
48	0926899
49	0928291
50	0931212
51	0931345
52	0931774
53	0932038
54	0932186
55	0933069
56	0935080
57	0935247
58	0936732
59	0937433
60	0939264
61	0941393
62	0944868
63	0945071
64	0945345
65	0945352
66	0945519
67	0945568
68	0945725
69	0949180
70	0949883
71	0952317
72	0953703
73	0957183
74	0957944

Exhibit 1 to Attachment A

Preliminary Sample Automobile Loan Contract Number	Contract ID	Removed Sample Automobile Loan Contract
75	0958314
76	0961144
77	0961292
78	0962761
79	0963983
80	0970897
81	0971200
82	0972182
83	0972935
84	0973156
85	0973263
86	0973578
87	0975839
88	0977272
89	0979146
90	0980631
91	0980664
92	0980698
93	0980870
94	0981464
95	0982462
96	0985200
97	0989400
98	0990200
99	0991927
100	0992289
101	0994855
102	0995621
103	0998153
104	1000835
105	1002492
106	0923516
107	0934695
108	0935700
109	0963264
110	0980102
111	0988113
112	4087250

Exhibit 1 to Attachment A

Preliminary Sample Automobile Loan Contract Number	Contract ID	Removed Sample Automobile Loan Contract
113	70000111544340001
114	70000111553320001
115	70000105989790001
116	70000106907270001	X
117	70000107338160001
118	70000108277820001
119	70000108436560001	X
120	70000108473500001
121	70000108757320001
122	70000109028580001
123	70000109082850001
124	70000109172030001
125	70000109318730001
126	70000109768030001
127	70000109821730001
128	70000109836760001
129	70000109879900001
130	70000109907960001
131	70000109981530001
132	70000109982450001
133	70000109998700001
134	70000110003710001
135	70000110008430001
136	70000110017000001
137	70000110036490001
138	70000110040840001
139	70000110051150001
140	70000110104380001
141	70000110113600001
142	70000110129050001
143	70000110206920001
144	70000110242800001
145	70000110254100001
146	70000110270020001
147	70000110315330001
148	70000110315900001
149	70000110340240001
150	70000110350880001

Exhibit 1 to Attachment A

Preliminary Sample Automobile Loan Contract Number	Contract ID	Removed Sample Automobile Loan Contract
151	70000110354010001
152	70000110356410001
153	70000110361020001
154	70000110370190001
155	70000110414900001
156	70000110416720001
157	70000110419950001
158	70000110464080001
159	70000110466220001
160	70000110469780001
161	70000110480080001
162	70000110486020001
163	70000110518460001
164	70000110525390001
165	70000110538000001
166	70000110582050001
167	70000110639320001
168	70000110735430001
169	70000110770720001
170	70000110771140001
171	70000110835000001
172	70000110844170001
173	70000110858850001
174	70000110887720001
175	70000111002390001
176	70000111002620001
177	70000111005510001
178	70000111043300001
179	70000111043480001
180	70000111123170001
181	70000111185040001
182	70000111191710001
183	70000111191890001
184	70000111215810001
185	70000111250530001
186	70000111253270001
187	70000111274140001
188	70000111277600001

Exhibit 1 to Attachment A

Preliminary Sample Automobile Loan Contract Number	Contract ID	Removed Sample Automobile Loan Contract
189	70000111279190001
190	70000111297410001
191	70000111298730001
192	70000111346910001
193	70000111378010001
194	70000111390210001
195	70000111399300001
196	70000111400940001
197	70000111405080001
198	70000111405320001
199	70000111491450001
200	70000111504160001

Exhibit 2 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note(s)

Contract ID	System Screen Shots	i.
Platform	(a) Contract or (b) Title	ii., iii.
Note date	System Screen Shots
Original amount financed	Contract
Original interest rate/APR	(c) Contract or (d) Usury Adjustment Tool	iv., v.
Original monthly payment amount	(a) Contract or (b) Usury Adjustment Tool	iv., v.
Original term (months)	Contract
Customer state	System Screen Shots
Vehicle identification number	Contract
Model year	Contract
Model	(a) Contract or (b) System Screen Shots	vi.
Current principal balance	System Screen Shots	vii.
Maturity date	System Screen Shots
FICO score	System Screen Shots	viii., ix.
Original loan-to-value ratio	Contract, System Screen Shots and recalculation	x.
Number of deferred payments (extensions)	System Screen Shots	vii., xi., xii.
Number of times delinquent 30 days	System Screen Shots	vii.
Number of times delinquent 60 days	System Screen Shots	vii., xiii.
Number of times delinquent 90 days	System Screen Shots	vii., xiii.
Remaining term (months)	System Screen Shots, Contract and recalculation	vii., xiv.
Bankruptcy and repossession	System Screen Shots
Product type	System Screen Shots	xv., xvi., xvii.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the platform Sample Characteristic for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract numbers 21, 81, 85 and 102), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

iii.
For the purpose of comparing the platform Sample Characteristic for Sample Automobile Loan Contract numbers 21, 81, 85 and 102, the Sponsor, on behalf of the Depositor, instructed us to use the Title as the Source Document.

iv.
For the purpose of comparing the original interest rate/APR and original monthly payment amount Sample Characteristics for each Sample Automobile Loan Contract (except for Sample Automobile Loan Contract numbers 13, 39, 42, 46, 47, 73, 92 and 103), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

v.
For the purpose of comparing the original interest rate/APR and original monthly payment amount Sample Characteristics for Sample Automobile Loan Contract numbers 13, 39, 42, 46, 47, 73, 92 and 103, the Sponsor, on behalf of the Depositor, instructed us to use the Usury Adjustment Tool as the Source Document.

vi.
For the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document when the model, as shown on the Contract, is different than the model that is shown on the Statistical Data File.

Additionally, for the purpose of comparing the model Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations and truncations.

vii.
The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date.  For the purpose of comparing the:

a.	Current principal balance,
b.	Number of deferred payments (extensions),
c.	Number of times delinquent 30 days,
d.	Number of times delinquent 60 days,
e.	Number of times delinquent 90 days and
f.	Remaining term (months)
Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date.

Exhibit 2 to Attachment A

Notes: (continued)

viii.
For the purpose of comparing the FICO score Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the highest FICO score value that is shown on the System Screen Shots in cases where more than one FICO score is shown on the System Screen Shots.

ix.
We were instructed by the Sponsor, on behalf of the Depositor, not to compare the FICO score Sample Characteristic for Sample Automobile Loan Contracts with a FICO score value of “0,” as shown on the Statistical Data File.

x.
For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

a.	Dividing the:
i.	Original amount financed, as shown on the Contract, by
ii.	Adj. wholesale or total value, as applicable, as shown on the System Screen Shots, and
b.	Rounding the resulting percentage obtained in a. above to the second decimal (XX.XX%).

xi.
For the purpose of comparing the number of deferred payments (extensions) Sample Characteristic for each Sample Automobile Loan Contract with a platform value of “FCA,” as shown on the Statistical Data File (the “Sample FCA Automobile Loan Contracts”), the Sponsor, on behalf of the Depositor, instructed us to assume a value of “0” for the number of deferred payments (extensions) for each Sample FCA Automobile Loan Contract with a note date on or after 1 April 2015, as shown on the Statistical Data File.

xii.
For the purpose of comparing the number of deferred payments (extensions) Sample Characteristic for each Sample FCA Automobile Loan Contract with a note date prior to 1 April 2015, as shown on the Statistical Data File, and each Sample Automobile Loan Contract that is not a Sample FCA Automobile Loan Contract the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

xiii.
We were instructed by the Sponsor, on behalf of the Depositor, not to compare the number of times delinquent 60 days and number of times delinquent 90 days Sample Characteristics for the Sample FCA Automobile Loan Contracts.

Exhibit 2 to Attachment A

Notes: (continued)

xiv.
For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Number of payments paid, as shown on the System Screen Shots, from
b.	Original term (months), as shown on the Contract,
subject to the instructions described in the succeeding paragraph of this note xiv.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Calculation Date.  For the purpose of determining the number of payments paid for the recalculation described above, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Calculation Date.

xv.
For the purpose of comparing the product type Sample Characteristic for each Sample FCA Automobile Loan Contract with a portfolio value of “FCA,” as shown on the Statistical Data File, the Sponsor, on behalf of the Depositor, instructed us that a product type of “direct auto retail” on the Statistical Data File corresponds to a dealer type of “blue yield” on the System Screen Shots.

xvi.
We were instructed by the Sponsor, on behalf of the Depositor, not to compare the product type Sample Characteristic for Sample FCA Automobile Loan Contracts with a portfolio value of “miles,” as shown on the Statistical Data File.

xvii.
For the purpose of comparing the product type Sample Characteristic for each Sample Automobile Loan Contract that is not a Sample FCA Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.